Note 6 - Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Prepaid Expenses And Other Current Assets Disclosure [Table Text Block]
	As of December 31,
	2011	2012
VAT receivables	€111	€174
Tax receivables	23	645
Other prepaid expenses and current assets	354	609
Total prepaid expenses and current assets	€488	€1,428